UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4132
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                           AXP SELECTED SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     3/31
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Date of reporting period:   12/31
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                               PORTFOLIO HOLDINGS
                                       FOR
                        RIVERSOURCE PRECIOUS METALS FUND
                                AT DEC. 31, 2005

Investments in Securities
RiverSource Precious Metals Fund
Dec.31, 2005 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (98.2%)(c)
Issuer                                Shares                   Value(a)

Australia (1.8%)
BHP Billiton ADR                      47,500                 $1,587,450

Canada (45.1%)
Agnico-Eagle Mines                   185,000                  3,655,601
Alamos Gold                          180,000(b)               1,017,203
Atna Resources                       275,000(b)                 461,251
Barrick Gold                         195,000                  5,434,651
Bemo Gold                            650,000(b)               1,891,500
Crystallex Intl                      275,000(b)                 594,000
Eldorado Gold                        490,000(b)               2,398,159
Gabriel Resources                    620,000(b)               1,514,536
Gammon Lake Resources                225,000(b)               2,672,673
Goldcorp                              80,000                  1,782,400
IAMGOLD                              250,000                  1,969,723
Kinross Gold                         305,000(b)               2,817,564
Nexen                                 27,000                  1,286,010
PAN American Silver                  150,000(b)               2,824,500
Placer Dome                          136,000                  3,118,480
PotashCorp                             6,200                    497,364
Silver Wheaton                       400,000(b)               2,322,381
Stingray Resources                   248,000(b)                 127,989
SXR Uranium One                       99,000(b)                 517,798
Teck Cominco Cl B                     28,000                  1,494,409
Tenke Mining                         115,000(b)                 905,083
Western Silver                        90,000(b)               1,014,106
Total                                                        40,317,381

Papua New Guinea (1.0%)
Lihir Gold                           575,000(b)                 919,066

Peru (2.2%)
Compania de Minas Buenaventura ADR    70,000                  1,981,000

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Russia (2.1%)
Mining and Metallurgical Co
  Norilsk Nickel ADR                  20,000                 $1,900,000

South Africa (21.6%)
Anglo Platinum                        13,800                    999,857
AngloGold Ashanti ADR                 90,000                  4,439,700
Gold Fields ADR                      295,000                  5,200,850
Harmony Gold Mining ADR              215,000(b)               2,805,750
Impala Platinum Holdings              26,000                  3,841,776
Randgold Resources ADR               128,000(b)               2,064,640
Total                                                        19,352,573

United Kingdom (5.2%)
Lonmin                               120,000                  3,330,391
Rio Tinto ADR                          7,500                  1,370,925
Total                                                         4,701,316

United States (19.3%)
Freeport-McMoRan Copper & Gold Cl B   30,000                  1,614,000
Glamis Gold                          145,000(b)               3,987,313
Jaguar Mining                        150,000(b)                 509,634
Meridian Gold                        110,000(b)               2,410,803
Newmont Mining                       130,000                  6,942,000
Stillwater Mining                    160,000(b)               1,851,200
Total                                                        17,314,950

Total Common Stocks
(Cost: $65,168,800)                                         $88,073,736

Other (1.3%)(b,c,d)
Issuer                                Shares                   Value(a)
Canada
Goldcorp
  Warrants                           275,000                 $1,147,213

Total Other
(Cost: $--)                                                   $1,147,213

Short-Term Security (1.4%)
Issuer           Effective            Amount                   Value(a)
                                       yield                 payable at
                                                                        maturity
Commercial Paper
Variable Funding Capital
   01-03-06         4.21%         $1,300,000(e)              $1,299,392

Total Short-Tem Security
(Cost: $1,299,544)                                           $1,299,392

Total investments in securities
(Cost: $66,468,344 )(f)                                     $90,520,341


See accompanying notes to investments in securities.

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1  --  RIVERSOURCE PRECIOUS METALS FUND  --  PORTFOLIO HOLDINGS AT DEC. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2005.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2005, is as follows:

     Security                                Acquisition           Cost
                                                dates
     Goldcorp
     Warrants                                 10-14-04              $--

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2005, the value of these securities amounted to $1,299,392 or 1.4% of net assets.

(f) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $66,468,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $24,122,000
     Unrealized depreciation                                    (70,000)
                                                                -------
     Net unrealized appreciation                            $24,052,000
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The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

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2  --  RIVERSOURCE PRECIOUS METALS FUND  --  PORTFOLIO HOLDINGS AT DEC. 31, 2005

S-6142-80 D (3/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP SELECTED SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 1, 2006